SHARE-BASED COMPENSATION (Share-Based Compensation Attributable To Selling And Marketing, Research And Development And General And Administrative Expenses And Loss From Operations Of Discontinued Operations) (Details) - USD ($)
$ in Thousands
		12 Months Ended
	Oct. 25, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock options [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation	$ 425
Options and nonvested restricted shares [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		$ 26,505	$ 20,092	$ 10,150
Expense from the discontinued operations		1,736	3,512	5,988
Share-based compensation		28,241	23,604	16,138
Options and nonvested restricted shares [Member] | Selling and marketing [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		243	193	138
Options and nonvested restricted shares [Member] | Research and development [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		781	916	404
Options and nonvested restricted shares [Member] | General and administrative [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		$ 25,481	$ 18,983	$ 9,608